Variable Interest Entities (VIEs) - Additional Information (Detail)		6 Months Ended
	Jun. 30, 2018 USD ($) Rigs	Jun. 30, 2018 USD ($) Rigs	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Sale Leaseback Transaction [Line Items]
Number of semi submersible rigs under sale leaseback arrangements | Rigs	2	2
Term of lease contracts	15 years
Amounts due to related parties - current	$ 4,000,000	$ 4,000,000		$ 10,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Sale Leaseback Transaction [Line Items]
Dividend to non-controlling interests in VIEs		0	$ 14,000,000
Ship Finance International Ltd VIEs [Member]
Sale Leaseback Transaction [Line Items]
Amounts due to related parties - current				$ 0
SFL Deepwater Limited [Member] | Ship Finance International Ltd VIEs [Member]
Sale Leaseback Transaction [Line Items]
Amounts due to related parties - current	7,000,000	7,000,000
SFL Hercules Limited [Member] | Ship Finance International Ltd VIEs [Member]
Sale Leaseback Transaction [Line Items]
Amounts due to related parties - current	7,000,000	7,000,000
SFL Linus Limited [Member] | Ship Finance International Ltd VIEs [Member]
Sale Leaseback Transaction [Line Items]
Amounts due to related parties - current	$ 6,000,000	$ 6,000,000